Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.6%
APA Group	3,270,993	$22,183,371
AusNet Services Ltd.	3,437,305	6,324,980
Fortescue Metals Group Ltd.	7,123,301	100,026,119
JB Hi-Fi Ltd.	1,341,414	43,890,206
Magellan Financial Group Ltd.	1,836,550	24,436,978
Perpetual Ltd.	685,117	16,012,457
Rio Tinto PLC	4,249,602	299,534,542
Suncorp Group Ltd.	1,332,952	10,468,863
		522,877,516
Austria — 0.4%
Oesterreichische Post AG	390,948	16,409,597

Belgium — 2.0%
Ageas SA/NV	1,083,621	52,159,608
Proximus SADP	1,935,460	39,523,212
		91,682,820
Canada — 10.8%
Bank of Montreal	712,354	80,630,526
Bank of Nova Scotia (The)	817,931	58,914,969
Canadian Imperial Bank of Commerce	841,962	105,726,291
Canadian Utilities Ltd., Class A, NVS	1,493,901	43,401,458
Emera Inc.	1,356,393	64,269,009
Great-West Lifeco Inc.	964,464	30,129,305
IGM Financial Inc.	937,087	32,923,184
Labrador Iron Ore Royalty Corp.	756,847	23,310,042
Manulife Financial Corp.	742,679	15,465,298
Power Corp. of Canada	998,521	32,096,580
		486,866,662
China — 0.5%
BOC Aviation Ltd.(a)	2,650,200	22,280,718
Gemdale Properties & Investment Corp. Ltd.	13,302,000	1,485,285
		23,766,003
Finland — 3.0%
Fortum OYJ	1,579,736	42,999,989
Sampo OYJ, Class A	937,873	46,549,282
UPM-Kymmene OYJ	1,212,838	44,203,689
		133,752,960
France — 5.3%
Aperam SA	626,601	35,308,686
Bouygues SA	1,165,918	41,118,496
Gaztransport Et Technigaz SA	296,780	27,227,134
Nexity SA	601,112	25,169,604
Orange SA	1,706,413	20,046,006
TotalEnergies SE	1,563,672	88,921,995
		237,791,921
Hong Kong — 9.9%
BOC Hong Kong Holdings Ltd.	6,882,500	26,575,654
CK Hutchison Holdings Ltd.	9,722,500	69,100,961
CK Infrastructure Holdings Ltd.	7,738,000	47,684,400
Hang Seng Bank Ltd.	4,985,900	98,709,872
Henderson Land Development Co.Ltd.	10,984,000	48,035,160
Hysan Development Co. Ltd.	7,808,000	23,933,565
Kerry Properties Ltd.	8,119,500	22,936,485
New World Development Co. Ltd.	10,592,750	43,242,882
PCCW Ltd.	15,361,000	8,089,364
Swire Pacific Ltd., Class A	6,588,000	39,910,621
Security	Shares	Value

Hong Kong (continued)
VTech Holdings Ltd.	2,092,700	$16,519,797
		444,738,761
Italy — 7.1%
A2A SpA	8,868,989	16,847,388
Anima Holding SpA(a)	3,203,281	16,201,757
Azimut Holding SpA	1,414,591	38,051,122
Enel SpA	6,951,318	53,501,498
Eni SpA	5,756,753	86,473,284
Italgas SpA	6,255,656	41,502,686
Snam SpA	9,261,401	51,897,921
UnipolSai Assicurazioni SpA	5,727,829	16,723,518
		321,199,174
Japan — 4.4%
Haseko Corp.	2,418,300	30,706,506
Idemitsu Kosan Co. Ltd.	2,089,700	53,541,537
MS&AD Insurance Group Holdings Inc.	1,560,300	53,517,539
Sojitz Corp.	313,680	4,915,921
Sumitomo Mitsui Financial Group Inc.	1,599,600	57,619,115
		200,300,618
Netherlands — 2.3%
Flow Traders(a)	466,299	18,085,522
NN Group NV	1,098,704	61,485,812
SBM Offshore NV	1,385,150	21,921,804
		101,493,138
New Zealand — 1.4%
Spark New Zealand Ltd.	21,386,320	61,124,910

Portugal — 0.9%
EDP - Energias de Portugal SA	7,959,533	40,745,729

South Korea — 7.1%
BNK Financial Group Inc.	1,904,130	12,842,487
DB Insurance Co. Ltd.	618,492	30,980,292
DGB Financial Group Inc.	1,949,117	15,070,183
Hana Financial Group Inc.	1,741,976	65,634,838
Industrial Bank of Korea(b)	2,056,477	17,854,963
KB Financial Group Inc.	1,315,614	65,201,402
Meritz Securities Co. Ltd.	2,992,046	15,248,760
Samsung Securities Co.Ltd.	805,269	27,190,130
Shinhan Financial Group Co. Ltd.	1,616,820	51,785,393
Woori Financial Group Inc.	1,359,577	16,726,014
		318,534,462
Spain — 9.3%
ACS Actividades de Construccion y Servicios SA	3,290,736	83,079,891
Cia. de Distribucion Integral Logista Holdings SA	951,656	19,253,921
Enagas SA	2,562,582	55,408,296
Mapfre SA	4,280,015	9,295,299
Naturgy Energy Group SA	4,360,408	138,060,511
Red Electrica Corp. SA	4,152,712	83,711,277
Telefonica SA	6,201,432	28,908,400
		417,717,595
Sweden — 1.3%
Telia Co. AB	14,727,908	58,048,501

Switzerland — 4.6%
Swiss Prime Site AG, Registered	162,753	16,092,437
Swiss Re AG	174,720	19,037,115
Swisscom AG, Registered	188,235	107,590,407

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	138,695	$66,338,961
		209,058,920
United Kingdom — 16.7%
Abrdn PLC	2,231,751	7,298,686
BP PLC	3,462,577	17,949,728
British American Tobacco PLC	5,799,028	247,589,358
Centamin PLC	5,721,385	6,895,002
Drax Group PLC	3,233,614	26,344,458
GlaxoSmithKline PLC	4,480,926	99,996,280
IG Group Holdings PLC	2,458,152	27,061,349
Legal & General Group PLC	2,872,663	11,231,991
National Grid PLC	4,165,500	60,953,413
Phoenix Group Holdings PLC	3,005,287	26,904,564
Shell PLC	2,244,537	57,659,268
SSE PLC	4,180,247	89,942,274
Tesco PLC	3,912,608	15,715,661
United Utilities Group PLC	3,449,010	49,754,976
Vodafone Group PLC	4,264,081	7,487,148
		752,784,156

Total Common Stocks — 98.6%
(Cost: $3,910,681,531)		4,438,893,443

Preferred Stocks

Germany — 0.4%
Schaeffler AG, Preference Shares, NVS	2,104,988	15,647,377

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	9,120,958	4,073,119

Total Preferred Stocks — 0.5%
(Cost: $22,564,322)		19,720,496
Security	Shares	Value

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(b)(c)	3,309,067	$1,656,178

Total Rights — 0.0%
(Cost: $1,773,738)		1,656,178

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,260,000	2,260,000

Total Short-Term Investments — 0.0%
(Cost: $2,260,000)		2,260,000

Total Investments in Securities — 99.1%
(Cost: $3,937,279,591)		4,462,530,117

Other Assets, Less Liabilities — 0.9%		39,434,611

Net Assets—100.0%		$4,501,964,728

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(1,302	)(b)	$1,302	$—	$—	—	$989,236	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,930,000	—	(670,000	)(b)	—	—	2,260,000	2,260,000	125		—
					$1,302	$—	$2,260,000		$989,361		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	77	03/17/22	$9,386	$(548,925)
Euro STOXX 50 Index	134	03/18/22	6,298	(124,909)
FTSE 100 Index	249	03/18/22	24,957	504,274
				$(169,560)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$527,320,024	$3,911,573,419	$—	$4,438,893,443
Preferred Stocks	—	19,720,496	—	19,720,496
Rights	—	—	1,656,178	1,656,178
Money Market Funds	2,260,000	—	—	2,260,000
	$529,580,024	$3,931,293,915	$1,656,178	$4,462,530,117

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$504,274	$—	$504,274
Liabilities
Futures Contracts	—	(673,834)	—	(673,834)
	$—	$(169,560)	$—	$(169,560)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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